Equity Financing Transactions of the Daughter Companies (Tables)	6 Months Ended
Jun. 30, 2016
Equity [Abstract]
Summary of Proceeds Received from Financial Transactions
During the six months ended June 30, 2016, Teekay Offshore completed private placements of preferred units, which were sold together with warrants exercisable for common units, and common units.

	Total Proceeds Received $	Less: Teekay Corporation Portion $	Offering Expenses $	Net Proceeds Received $
Six Months ended June 30, 2016
Teekay Offshore Preferred Units Offering	100,000	(26,000)	(2,750)	71,250
Teekay Offshore Common Units Offering	102,041	(2,041)	(2,550)	97,450